Inventory	6 Months Ended
Oct. 13, 2024
Inventory Disclosure [Abstract]
Inventory
Note 3 – Inventory
Inventories consist of the following:

	October 13, 2024	April 28, 2024
Beverage	$606	$672
Food	254	277
Total	$860	$949
Inventory
Inventories consist of the following:

	April 28, 2024	April 30, 2023
Beverage	$672	$545
Food	277	257
Total	$949	$802